PIA BBB Bond Fund
PIA BBB Bond Fund
PIA BBB Bond Fund

Managed Account Completion Shares (MACS)

PIA MBS Bond Fund

Managed Account Completion Shares (MACS)

Each a series of Advisors Series Trust

March 30, 2014

Supplement to the Prospectus and Summary Prospectus each dated March 30, 2014

The prospectus dated March 30, 2014 for the PIA BBB Bond Fund (“BBB Bond Fund”) and PIA MBS Bond Fund (“MBS Bond Fund”) (each a “Fund” and together, the “Funds”) contains information concerning the fees and expenses for the Funds. That information does not reflect the impact of a voluntary expense limitation agreement pursuant to which Pacific Income Advisers, Inc. (the “Adviser”) has determined to reimburse the Fund for all of its operating expenses (other than acquired fund fees and expenses).  This voluntary expense limitation is not reflected in the March 30, 2014 prospectus because the Adviser has determined to discontinue the voluntary expense limitation for the Funds effective October 1, 2014.  This supplement to the Prospectus and Summary Prospectus provides shareholders of the Funds with six months’ advance notice of the discontinuance of the voluntary expense limitation and provides information concerning the fees and expenses of the Funds taking into account the impact of the voluntary expense limitation through September 30, 2014.  The information described below in this supplement applies only from March 30, 2014 through September 30, 2014.

PIA BBB Bond Fund

From March 30, 2014 through September 30, 2014, while the voluntary expense limitation is still in effect, the “Fees and Expenses of the Fund” section on page 1 of BBB Bond Fund’s Summary Prospectus and page 1 of the Funds’ Prospectus is as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the BBB Bond Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	PIA BBB Bond Fund Managed Account Completion Shares
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA BBB Bond Fund Managed Account Completion Shares
Management Fees	[1]	none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.14%
Less: Expense Reimbursement		(0.14%)
Net Annual Fund Operating Expenses	[1]	none
[1]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the BBB Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through September 30, 2014 (the "voluntary expense limitation"). The Adviser will discontinue the voluntary expense limitation effective October 1, 2014. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the BBB Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA BBB Bond Fund Managed Account Completion Shares	none	31	65	165

* * * * * * * * * * Please retain this Supplement with the Summary Prospectus and Prospectus.